Financial instruments - Carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 3,624,851	$ 3,796,464
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	2,177,499	2,382,699
Fair value	$ 2,292,787	$ 2,559,771